Deposits from central banks and credit institutions - Narrative (Details) - TLTRO III - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deposits [Line Items]
Deposits from central banks at amortised cost due to participation in the refinancing operations program	€ 11,583	€ 33,536	€ 88,894
Income (expense) from participation in refinancing operations program	€ (659)	€ 489	€ 868